OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

October 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Money Market Fund (the “Registrant”)
Reg. No. 2-49887; File No. 811-2454

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 25, 2015.

Sincerely,

/s/ Amy Shapiro

 Amy Shapiro

Vice President & Assistant Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Edward Gizzi, Esq.